Note 13 - Retirement And Pension Plans (Details) - Actuarial assumptions	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Actuarial assumptions [Abstract]
Discount rate	1.20%	1.50%
Discount rate	1.50%	1.80%	1.80%
Expected long-term rate of return on plan assets	1.80%	1.90%	2.10%
Rate of increase in compensation	3.30%	3.30%
Rate of increase in compensation	3.30%	3.40%	3.50%